Quarterly Financial Data (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Quarterly Financial Data
Net sales	$ 1,150	$ 1,204	$ 1,242	$ 1,183	$ 1,137	$ 1,229	[1]	$ 1,187	$ 1,104	$ 1,041	[2]	$ 2,222	$ 2,320	$ 4,766	$ 4,561	$ 4,257
Cost of sales		977	1,028	972	972	1,037	[1]	1,000	939	902	[2]
Gross profit		227	214	211	165	192	[1]	187	165	139	[2]
Net Income (loss)	$ 1	$ 22	$ 9	$ 2	$ (31)	$ (192)	[1]	$ (5)	$ (19)	$ (83)	[2]	$ (9)	$ (29)	$ 2	$ (299)	$ (113)

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011